UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09096
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         AmeriPrime Funds
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(Exact name of registrant as specified in charter)

431 N Pennsylvania St.
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Indianapolis, IN                            46204
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(Address of principal executive offices)             (Zip code)

Freddie Jacobs
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Unified Fund Services, Inc.
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431 N. Pennsylvania St.
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Indianapolis, IN 46204
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(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
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Date of fiscal year end:   3/31
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Date of reporting period:  3/31/04
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS. Incorporated by reference, previously submitted under accession number 0001035449-04-000255

ITEM 2. CODE OF ETHICS. Incorporated by reference, previously submitted under accession number 0001035449-04-000255

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Incorporated by reference, previously submitted under accession number 0001035449-04-000255

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Incorporated by reference, previously submitted under accession number 0001035449-04-000255

ITEM 5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.   Incorporated  by  reference,
     previously submitted under accession number 0001035449-04-000255

ITEM 6. SCHEDULE OF INVESTMENTS. Incorporated by reference, previously submitted under accession number 0001035449-04-000255

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Incorporated by reference, previously submitted under accession number 0001035449-04-000255

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Incorporated by reference, previously submitted under accession number 0001035449-04-000255

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Incorporated by reference, previously submitted under accession number 0001035449-04-000255

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

ITEM 11.  EXHIBITS.   Incorporated  by  reference,  previously  submitted  under accession number 0001035449-04-000255

(a)(1) Code is filed herewith.- Annual

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Funds
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By
*        /s/ Anthony J Ghoston
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         Anthony J. Ghoston, President

Date     June 21, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Anthony J Ghoston
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         Anthony J. Ghoston, President

Date     June 21, 2005
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By
*        /s/ Thomas Napurano
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 Thomas Napurano, Treasurer and Chief Financial Officer

Date     June 22, 2005
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